Share capital	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Share capital

6. Share capital

a)	Authorized share capital

i.	Ordinary shares

Unlimited ordinary shares without par value.

ii.	Preferred stock

Unlimited preferred shares without par value.

b)	Issued share capital

During the year ended December 31, 2023:

i.	On March 9, 2023, the Company issued 12,000,000 ordinary shares to four individuals pursuant to the exercise of warrants at a price of $0.002 per share, which were applied against interest payable, for an aggregate $24,000. As a result of the warrant exercises, the Company reclassified $1,463,321 from additional paid-in capital to share capital.

ii.	On March 9, 2023, the Company issued 5,000,000 ordinary shares at a fair value of $0.05 per share with a value of $250,000 in exchange for the retirement of $111,000 of accounts payable. The Company recognized loss on debt settlement of $139,000.

iii.	On April 19, 2023, the Company issued 2,500,000 ordinary shares at a fair value of $0.05 per share with a value of $125,000 in exchange for the retirement of $72,000 in accounts payable and the prepayment of service fees of $53,000.

iv.	On June 13, 2023, the Company issued 5,000,000 ordinary shares to a contractor pursuant to the exercise of stock options at a price of $0.015 per share, which were applied against accounts payable, for an aggregate $75,000. As a result of the stock option exercises, the Company reclassified $189,968 from additional paid-in capital to share capital on exercise of stock options.

v.	On June 20, 2023, the Company issued 20,000,000 ordinary shares at a price of $0.037 per share for an aggregate $744,655.

b)       Issued share capital (continued)

During the year ended December 31, 2023: (continued)

vi.	On October 19, 2023, the Company granted incentive compensation to certain key personnel (the “KP”) whereby the Company issued a cashless loan (the “KP Loans”) to KP in order to exercise an aggregate 36,000,000 stock options to bring the aggregate holdings of the KP to 50,000,000 ordinary shares. Each of the KP Loans will have the following terms and conditions:

i)	KP shall make repayments of $15,000 per month commencing the earlier:
1)	GluCurve reaching monthly sales of 50,000 units, or
2)	September 30, 2024;
ii)	The repayments will be in the form of an offset against monthly compensation paid to KP;
iii)	In addition to the monthly installments, the KP Loans may be repaid, in full or in part, in as many additional installments that the KP wishes to make without penalty;
iv)	The loan will not bear interest;
v)	The loan will be secured by the underlying shares of the Company issued to KP;
vi)	Each repayment by KP will release from security the number of shares of the Company on the basis of the weighted average exercise under the arrangement; and
vii)	Should the consulting agreement between the Company and KP terminate for any reason, the loan amount remaining will be due within five business days except should KP die, then the amount will be repayable by their estate within 90 days, including through the surrender of the underlying ALRT shares.

The issuance of 36,000,000 shares with a weighted average share price of $0.029 per share, for an aggregate of $1,027,500, in connection with the KP Loans was determined to be nonrecourse note receivables; therefore, the transaction is accounted for as a substantive grant of stock options, the exercise of the stock option is not recognized until the nonrecourse note is repaid.

During the year ended December 31, 2022:

vii.	On January 18, 2022, the Company issued a prospectus whereby it distributed 101,025,592 subscription rights to its shareholders to purchase ordinary shares of the Company at a price of $0.05 per share. The rights were set to expire on February 18, 2022, and subsequently extended to March 15, 2022. On such case-by-case basis, the Company allowed for the exercise of any such shares until April 1, 2022. On March 21, 2022, the Company recognized share subscriptions receivable of $25 pursuant to its registration statement and issued a total of 500 ordinary shares for gross proceeds of $25. Management had the right, at its discretion, to allocate unexercised subscription rights to non-shareholders within 150 days (August 12, 2022) following the expiration date of March 15, 2022. The subscription rights were cancelled on July 7, 2022.

viii.	The Company issued four parties an aggregate 9,250,000 ordinary shares at a fair value of $0.04 per share for a total of $370,000 in exchange for the retirement of $125,000 of accounts payable and $245,000 for bonuses issued. Included in the 9,250,000 ordinary shares were 1,000,000 ordinary shares for the settlement of $40,000 for a bonus issued to a related party (note 8).

b)       Issued share capital (continued)

During the year ended December 31, 2021:

ix.	On January 4, 2021, 1,000 ordinary shares were cancelled by a shareholder; no consideration was exchanged.

x.	On April 12, 2021, the Company elected to extend the initial 90-day period (April 22, 2021) by an additional 100-day period related to the closing of the rights offering. The Company had until July 31, 2021 to sell the remaining 113,025,592 ordinary shares. The Company further extended the offering period to October 29, 2021. The Company filed a post-effective amendment to further extend the rights offering from October 29, 2021 to March 15, 2022. On such case-by-case basis, the Company allowed for the exercise of any such shares until April 1, 2022. Management had the right, at its discretion, to allocate unexercised subscription rights to non-shareholders within 150 days (August 12, 2022) following the expiration date of March 15, 2022. The subscription rights were cancelled on July 7, 2022.

xi.	The Company collected subscriptions of $1,124,832 pursuant to its registration statement and issued a total of 26,496,635 ordinary shares for gross proceeds of $1,324,832; $200,000 of the proceeds had been collected during the year ended December 31, 2020 and recognized as obligation to issue shares.

xii.	The Company received proceeds of $12,000 pursuant to the exercise of options to acquire 800,000 ordinary shares at a price of $0.015 per share. The Company reclassified $41,271 from additional paid-in capital to share capital on exercise of stock options.

xiii.	The Company entered into two shares for debt agreements with two creditors to issue an aggregate 4,400,000 ordinary shares at a fair value of $0.057 per share for a purchase price of $250,800 in exchange for the retirement of $217,186 of liabilities comprised of:

●	Accounts payable - $ 194,186
●	Promissory notes – Principal - $ 20,000
●	Line of credit – Accrued interest - $ 3,000

The Company recognized loss on debt settlement of $33,614.